Accounts Receivable, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Accounts Receivable, Net [Line Items]
Accounts receivable, net	$ 30,410,000		$ 19,500,000
Accounts receivable percentage	71.00%		56.00%
Allowances for credit losses	$ (912,445)	$ (196,183)
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable, net	$ 22,440,000